Deferred Income - Summary of deferred income (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred income	€ 51,371	€ 64,739
Current portion	(21,942)	(20,569)
Non-current deferred income	29,429	44,170
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred income	50,930	€ 64,739	€ 71,209
Rett Syndrome Research Trust
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total deferred income	€ 441